                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-2503
                                   ------------


                   RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
        (Address of principal executive offices)                     (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     8/31
                         --------------
Date of reporting period:    8/31
                         --------------

   Annual Report

                                                        RIVERSOURCE [LOGO](SM)
                                                              INVESTMENTS

   RIVERSOURCE(SM)
   DIVERSIFIED BOND FUND

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   ANNUAL REPORT FOR
   THE PERIOD ENDED
   AUG. 31, 2006

>  RIVERSOURCE DIVERSIFIED BOND
   FUND SEEKS TO PROVIDE
   SHAREHOLDERS WITH A HIGH LEVEL
   OF CURRENT INCOME WHILE
   CONSERVING THE VALUE OF THE
   INVESTMENT FOR THE LONGEST
   PERIOD OF TIME.

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

TABLE OF CONTENTS

Fund Snapshot ...................................3
Performance Summary .............................5
Questions & Answers
   with Portfolio Management ....................7
The Fund's Long-term Performance ...............10
Investments in Securities ......................12
Financial Statements ...........................29
Notes to Financial Statements ..................33
Report of Independent Registered
   Public Accounting Firm ......................51
Federal Income Tax Information .................52
Fund Expenses Example ..........................55
Board Members and Officers .....................57
Approval of Investment Management
   Services Agreement ..........................60
Proxy Voting ...................................60

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


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2   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2006

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FUND OVERVIEW
------------------------------------------------------------------------------

RiverSource Diversified Bond Fund combines securities from all fixed income sectors including U.S. government, corporate, and mortgage-backed securities. Although the Fund emphasizes high and medium quality bonds, it opportunistically adds exposure to high yield and emerging markets. The Fund's intermediate-term portfolio is less volatile when interest rates fluctuate. The multisector structure of the Fund provides a one-stop investment opportunity for fixed income investors.

------------------------------------------------------------------------------
SECTOR BREAKDOWN
------------------------------------------------------------------------------

Percentage of portfolio assets

Mortgage-Backed                           40.2%
U.S. Government Obligations & Agencies    22.2%
Corporate Bonds*                          16.0%
Commercial Mortgage-Backed                12.7%                    [PIE CHART]
Short-Term Securities**                    6.3%
Asset-Backed                               2.4%
Foreign Government                         0.2%

*     Includes Telecommunication 5.2%, Utilities 3.4%, Consumer Discretionary
      2.0%, Financials 1.7%, Health Care 1.2%, Consumer Staples 1.1%, Energy
      0.8%, Industrials 0.5% and Materials 0.1%.

** Of the 6.3%, 1.3% is due to security lending activity and 5.0% is the Fund's cash equivalent position.

------------------------------------------------------------------------------
QUALITY BREAKDOWN
------------------------------------------------------------------------------

Percentage of bond portfolio assets

AAA bonds                                 81.6%
AA bonds                                   0.6%
A bonds                                    4.7%                    [PIE CHART]
BBB bonds                                 11.1%
Non-investment grade bonds                 2.0%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 0.2% of the portfolio rating above was determined through internal analysis.


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RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   3

FUND SNAPSHOT AT AUG. 31, 2006

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.    LONG
          X            HIGH
          X            MEDIUM   QUALITY
                       LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
SEC YIELDS
------------------------------------------------------------------------------

                                         AT AUG. 31, 2006     AT SEPT. 29 2006*
Class A                                       4.35%                4.26%
Class B                                       3.81%                3.71%
Class C                                       3.81%                3.70%
Class I                                       4.92%                4.82%
Class Y                                       4.73%                4.63%

*     The last business day of the period.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 6 for additional performance information.

------------------------------------------------------------------------------
PORTFOLIO MANAGERS
------------------------------------------------------------------------------

                                                             YEARS IN INDUSTRY
Jamie Jackson, CFA                                                  18
Scott Kirby                                                         27
Tom Murphy, CFA                                                     20
Nicholas Pifer, CFA                                                 16
Jennifer Ponce de Leon                                              17

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                            TICKER SYMBOL      INCEPTION DATE
Class A                                         INBNX                10/3/74
Class B                                         ININX                3/20/95
Class C                                         AXBCX                6/26/00
Class I                                         RDBIX                 3/4/04
Class Y                                         IDBYX                3/20/95

Total net assets                                              $2.881 billion

Number of holdings                                                       450

Weighted average life(1)                                           6.2 years

Effective duration(2)                                              4.4 years

Weighted average bond rating(3)                                          AA+

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.


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4   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

                            PERFORMANCE COMPARISON
                       For the year ended Aug. 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Diversified
      Bond Fund              Lehman Brothers
  Class A (excluding         Aggregate Bond          Lipper Intermediate
     sales charge)          Index (unmanaged)      Investment Grade Index
        +1.64%                    +1.71%                   +1.62%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


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RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   5

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

AT AUG. 31, 2006

                                                                             SINCE
Without sales charge               1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
-------------------------------------------------------------------------------------
Class A (inception 10/3/74)        +1.64%    +3.84%    +3.91%    +5.44%      +9.18%
-------------------------------------------------------------------------------------
Class B (inception 3/20/95)        +0.88%    +3.06%    +3.13%    +4.64%      +5.31%
-------------------------------------------------------------------------------------
Class C (inception 6/26/00)        +0.66%    +3.05%    +3.12%      N/A       +4.45%
-------------------------------------------------------------------------------------
Class I (inception 3/4/04)         +2.19%      N/A       N/A       N/A       +3.27%
-------------------------------------------------------------------------------------
Class Y (inception 3/20/95)        +1.81%    +4.01%    +4.08%    +5.59%      +6.26%
-------------------------------------------------------------------------------------
With sales charge
-------------------------------------------------------------------------------------
Class A (inception 10/3/74)        -3.19%    +2.17%    +2.91%    +4.93%      +9.02%
-------------------------------------------------------------------------------------
Class B (inception 3/20/95)        -4.00%    +1.79%    +2.78%    +4.64%      +5.31%
-------------------------------------------------------------------------------------
Class C (inception 6/26/00)        -0.31%    +3.05%    +3.12%      N/A       +4.45%
-------------------------------------------------------------------------------------

AT SEPT. 30, 2006

                                                                             SINCE
Without sales charge               1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
-------------------------------------------------------------------------------------
Class A (inception 10/3/74)        +3.41%    +3.31%    +4.16%    +5.30%     +9.18%
-------------------------------------------------------------------------------------
Class B (inception 3/20/95)        +2.63%    +2.53%    +3.37%    +4.51%     +5.33%
-------------------------------------------------------------------------------------
Class C (inception 6/26/00)        +2.41%    +2.46%    +3.32%      N/A      +4.52%
-------------------------------------------------------------------------------------
Class I (inception 3/4/04)         +3.96%      N/A       N/A       N/A      +3.49%
-------------------------------------------------------------------------------------
Class Y (inception 3/20/95)        +3.58%    +3.47%    +4.28%    +5.45%     +6.29%
-------------------------------------------------------------------------------------
With sales charges
-------------------------------------------------------------------------------------
Class A (inception 10/3/74)        -1.50%    +1.65%    +3.15%    +4.79%     +9.02%
-------------------------------------------------------------------------------------
Class B (inception 3/20/95)        -2.32%    +1.27%    +3.02%    +4.51%     +5.33%
-------------------------------------------------------------------------------------
Class C (inception 6/26/00)        +1.42%    +2.46%    +3.32%      N/A      +4.52%
-------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC. Sales charges do not apply to Class I and Class Y shares. These share classes are available to institutional investors only.


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6   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, the portfolio management team for RiverSource Diversified Bond Fund discusses the Fund's results and positioning for the 12 months ended Aug. 31, 2006. On March 10, 2006, the assets of RiverSource Selective Fund were merged into RiverSource Diversified Bond Fund. This reorganization was completed after shareholders of RiverSource Selective Fund approved the merger plan on Feb. 15, 2006.

Q:    How did RiverSource Diversified Bond Fund perform for the annual period?

A: RiverSource Diversified Bond Fund's Class A shares (excluding sales charge) returned 1.64% for the 12 months ended Aug. 31, 2006. The Fund underperformed its benchmark, the unmanaged Lehman Brothers Aggregate Bond Index (Lehman Index), which gained 1.71%. The Fund outperformed its peer group, as represented by the Lipper Intermediate Investment Grade Index, which returned 1.62% during the same period.

Q:    What factors most significantly affected the Fund's performance?

A: Increases in short-term interest rates had the greatest impact on the Fund. Short-term interest rates were forced higher by the Federal Reserve Board (the Fed), which raised its target for the federal funds rate, an interest rate that affects short-term rates, to 5.25% from 3.50%. In early August, the Fed observed its first pause in its two-year tightening cycle, noting that economic growth appeared to be moderating somewhat and inflation pressures -- though elevated -- were expected to recede over the balance of the year and into 2007. As a result of this Fed pause, rates declined during August in a sharp reversal of what had been a steady rise in interest rates. Thus, most of the Fund's returns were achieved during this last month of the fiscal year.

      Given the rising interest rate environment throughout the majority of the fiscal year, we maintained a defensive posture on duration, which helped mitigate the Fund's interest rate risk. Duration is a measure of the Fund's sensitivity to interest rate changes. Also, while interest rates moved higher across the fixed income yield curve during most of the annual period, they did so significantly more so at the short-term end of the curve than at the long-term end. This resulted in a continued flattening of the yield curve. The Fund also benefited during much of the period from its moderate exposure to bonds with shorter maturities in favor of those with longer maturities, i.e., its yield curve flattening bias.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   7

QUESTIONS & ANSWERS

      Also helping the Fund's results was its issue selection within the mortgage-backed securities sector of the fixed income market. The Fund's defensive positioning in higher coupon mortgages, adjustable rate mortgages (ARMs) and collateralized mortgage obligations (CMOs) helped results, as these securities outperformed Treasuries during the 12 months ended Aug. 31, 2006.

------------------------------------------------------------------------------
      GIVEN THE RISING INTEREST RATE ENVIRONMENT THROUGHOUT THE MAJORITY OF THE FISCAL YEAR, WE MAINTAINED A DEFENSIVE POSTURE ON DURATION, WHICH HELPED MITIGATE THE FUND'S INTEREST RATE RISK.
------------------------------------------------------------------------------

      Also contributing positively to the Fund's performance during the annual period was its positioning in non-U.S. dollar bonds, or bonds denominated in foreign currencies. The U.S. dollar weakened vs. most major international currencies, including the euro and the British pound, during the fiscal year, increasing the value of the Fund's non-U.S. dollar bonds in U.S. dollar terms. Remember, a weakening U.S. dollar increases the value of the Fund's foreign currency denominated securities when expressed in U.S. dollar terms and vice versa.

      Finally, an allocation to high yield corporate bonds further boosted the Fund's returns, as high yield corporate bonds were among the best-performing fixed income sectors during the period.

      Conversely, detracting from the Fund's returns was its comparatively greater emphasis on higher quality investments than its benchmarks. While the portfolio's securities performed well, they did not keep pace with even stronger performance by the riskier segments of the market, and so the Fund's performance lagged relative to the Lehman Index.

Q:    What changes did you make to the Fund's portfolio during the period?

A: We maintained a shorter duration position than the Lehman Index for most of the annual period. However, by May, once 10-year Treasury yields breached the 5% level and we began to anticipate the Fed nearing an end to its tightening cycle, we moved toward a neutral duration position relative to the Lehman Index.


------------------------------------------------------------------------------

8   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS

      We increased the Fund's already sizable allocation to mortgage-backed securities by reducing its exposure to agencies and investment-grade corporate bonds. In June, we initiated a yield curve steepening bias by selling longer-maturity bonds in favor of two-year Treasuries, in an effort to take advantage of our expectation that long-term rates will rise more than short-term rates over the coming months. The Fund's portfolio turnover rate for the annual period was 281%.*

Q:    How do you intend to manage the Fund in the coming months?

A: U.S. interest rates across the range of maturities, or yield curve, have declined to levels that appear too low given our view that the economy may slow modestly. We would characterize the slowing economy as a "soft landing" and we think inflation may be nudged higher over the remainder of 2006. Thus, we believe the Fed is likely to pause with its targeted federal funds rate at its current 5.25% for an extended period of time.

      Based on this view, we intend to maintain the Fund's duration only modestly shorter than the Lehman Index for the near term and we continue to favor shorter maturity notes over longer maturity bonds. We intend to maintain the Fund's modest exposure to investment-grade corporate bonds and its more significant allocations to mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities. Mortgages remain an attractive source of yield, given our views that interest rates will likely be rather range-bound during the next several months. However, the strong performance of mortgages toward the end of the annual period will likely lead us to moderately reduce the Fund's still significant allocation to the sector. As always, we will maintain a disciplined focus on individual security selection.

* A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.


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RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   9

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Diversified Bond Fund Class A shares (from 9/1/96 to 8/31/06) as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

Results at Aug. 31, 2006                                                                      SINCE
                                                  1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION(3)
RIVERSOURCE DIVERSIFIED BOND FUND
(INCLUDES SALES CHARGE)
--------------------------------------------------------------------------------------------------------
Class A Cumulative value of $10,000               $ 9,681   $10,665   $11,542   $16,174      $157,328
--------------------------------------------------------------------------------------------------------
        Average annual total return                 -3.19%    +2.17%    +2.91%    +4.93%        +9.02%
--------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
--------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000               $10,171   $11,242   $12,684   $18,792           N/A
--------------------------------------------------------------------------------------------------------
        Average annual total return                 +1.71%    +3.98%    +4.87%    +6.51%          N/A
--------------------------------------------------------------------------------------------------------
LIPPER INTERMEDIATE INVESTMENT GRADE INDEX(2)
--------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000               $10,162   $11,258   $12,552   $18,118           N/A
--------------------------------------------------------------------------------------------------------
        Average annual total return                 +1.62%    +4.03%    +4.65%    +6.12%          N/A
--------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 6.


------------------------------------------------------------------------------

10   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

                 VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                       RIVERSOURCE DIVERSIFIED BOND FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              RiverSource Diversified   Lehman Brothers   Lipper Intermediate
                 Bond Fund Class A      Aggregate Bond     Investment Grade
Year          (includes sales charge)      Index(1)            Index(2)
-----------   -----------------------   ---------------   -------------------
1996                 $ 9,525                $10,000             $10,000
1997                 $10,674                $11,000             $10,959
1998                 $11,357                $12,163             $12,000
1999                 $11,545                $12,260             $12,053
2000                 $12,085                $13,187             $12,846
2001                 $13,351                $14,815             $14,427
2002                 $13,769                $16,017             $15,271
2003                 $14,445                $16,715             $16,093
2004                 $15,245                $17,740             $17,081
2005                 $15,913                $18,476             $17,829
2006                 $16,174                $18,792             $18,118

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

(3) Fund data is from Oct. 3, 1974. The Fund began operating before the inception of the Lehman Brothers Aggregate Bond Index and Lipper peer group.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   11

INVESTMENTS IN SECURITIES

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
BONDS (103.3%)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
SOVEREIGN (0.2%)
United Mexican States
    09-27-34                    6.75%    $  5,310,000(c)      $     5,633,910
-----------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (24.6%)
Federal Farm Credit Bank
    10-10-08                    4.25       13,285,000              13,077,807
Federal Home Loan Bank
    01-18-08                    4.63       32,935,000              32,713,347
    02-08-08                    4.63       16,900,000              16,784,945
    02-13-08                    5.25       29,685,000              29,738,760
Federal Home Loan Mtge Corp
    08-17-07                    4.00       11,155,000              11,022,746
    06-15-08                    3.88       67,935,000              66,534,180
    10-15-08                    5.13       25,085,000              25,119,667
    03-15-09                    5.75        9,385,000               9,543,775
    07-15-09                    4.25       10,000,000               9,791,350
    07-12-10                    4.13       27,222,000              26,362,683
Federal Natl Mtge Assn
    09-15-07                    4.25       24,930,000              24,682,694
    01-15-08                    4.63       15,565,000              15,463,055
    08-15-08                    3.25       86,170,000              83,311,741
    10-15-08                    4.50       19,250,000              19,032,706
Overseas Private Investment
  U.S. Govt Guaranty Series 1996A
    09-15-08                    6.99        2,777,778               2,833,528
U.S. Treasury
    02-15-08                    3.38          330,000                 323,117
    05-31-08                    4.88       25,745,000              25,761,091
    08-15-09                    4.88       10,655,000              10,703,278
    07-31-11                    4.88       21,415,000(g)           21,573,942
    08-31-11                    4.75       46,000,000(e)           45,859,838
    08-15-23                    6.25       93,994,000(j)          107,777,374
    02-15-26                    6.00       71,171,000              80,384,299
U.S. Treasury Inflation-Indexed Bond
    01-15-07                    3.38       29,056,133(r)           29,045,454
                                                              ---------------
Total                                                             707,441,377
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
ASSET-BACKED (2.6%)
Capital Auto Receivables Asset Trust
  Series 2004-1 Cl CTFS
    09-15-10                    2.84%    $  4,200,000         $     4,104,191
Capital Auto Receivables Asset Trust
  Series 2006-SN1A Cl A4B
    03-20-10                    5.44        9,400,000(b,d)          9,400,000
Capital Auto Receivables Asset Trust
  Series 2006-SN1A Cl D
    04-20-11                    6.33        2,500,000(d)            2,504,883
College Loan Corporation Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2006-1 Cl AIO
    07-25-08                    5.62       14,700,000(l)            2,659,207
Countrywide Asset-backed Ctfs
  Series 2005-10 Cl AF6
    02-25-36                    4.92        1,865,000               1,803,813
Countrywide Asset-backed Ctfs
  Series 2006-4 Cl 1A1M
    07-25-36                    5.58        4,112,574(b)            4,116,809
Dunkin Securitization
  Series 2006-1 Cl A2 (AMBAC)
    06-20-31                    5.78        5,575,000(d,n)          5,639,631
Ford Credit Floorplan Master Owner Trust
  Series 2006-3 Cl A
    06-15-11                    5.51       22,200,000(b)           22,258,963
Hertz Vehicle Financing LLC
  Series 2004-1A Cl A3 (MBIA)
    05-25-09                    2.85        2,600,000(d,n)          2,511,299
Metris Master Trust
  Series 2004-2 Cl D
    10-20-10                    8.57        1,200,000(b,d)          1,203,264
Metris Master Trust
  Series 2005-1A Cl D
    03-21-11                    7.23        1,375,000(b,d)          1,376,570

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

12   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
ASSET-BACKED (CONT.)
Natl Collegiate Student Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2006-2 Cl AIO
    08-25-11                    5.89%    $  8,875,000(l)      $     2,249,005
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
    06-25-35                    4.49        3,615,000               3,560,237
Renaissance Home Equity Loan Trust
  Series 2005-4 Cl A3
    02-25-36                    5.57        4,670,000               4,654,029
Residential Asset Securities
  Series 2006-KS1 Cl A2
    02-25-36                    5.46        7,225,000(b)            7,223,873
WFS Financial Owner Trust
  Series 2004-1 Cl D
    08-22-11                    3.17          592,004                 583,625
                                                              ---------------
Total                                                              75,849,399
-----------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (13.9%)(f)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
    11-10-42                    5.04        4,850,000               4,792,085
Banc of America Commercial Mtge
  Series 2005-4 Cl A5A
    07-10-45                    4.93       10,450,000              10,053,214
Banc of America Commercial Mtge
  Series 2005-4 Cl ASB
    07-10-45                    4.87        4,050,000               3,937,796
Banc of America Commercial Mtge
  Series 2006-2 Cl AAB
    05-10-45                    5.91        5,200,000               5,313,012
Banc of America Commercial Mtge
  Series 2006-4 Cl AAB
    07-10-15                    5.60        5,375,000               5,402,165
Banc of America Large Loan
  Series 2006-LAQ Cl E
    02-09-21                    5.75        3,350,000(b,d)          3,364,298
Banc of America Large Loan
  Series 2006-LAQ Cl F
    02-09-21                    5.81        3,750,000(b,d)          3,763,016
Banc of America Large Loan
  Series 2006-LAQ Cl G
    02-09-21                    5.90        2,625,000(b,d)          2,629,945

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
    03-13-40                    4.00%    $  2,716,395         $     2,618,034
Bear Stearns Commercial Mtge Securities
  Series 2005-PW10 Cl A4
    12-11-40                    5.41        6,450,000               6,422,925
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
    10-12-42                    5.30        3,200,000               3,081,760
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
    11-15-30                    5.68       11,750,000              11,945,295
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
    09-20-51                    4.15        8,231,436(d)            8,065,960
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
    07-15-44                    5.40        3,050,000               3,031,568
Commercial Mtge Pass-Through Ctfs
  Series 2006-CN2A Cl BFL
    02-05-19                    5.72        2,550,000(b,d)          2,564,182
Credit Suisse Mtge Capital Ctfs
  Series 2006-C2 Cl A3
    03-15-39                    5.85        5,000,000               5,088,172
CS First Boston Mtge Securities
  Series 2005-C5 Cl A4
    08-15-38                    5.10       21,065,000              20,527,705
Federal Natl Mtge Assn #385683
    02-01-13                    4.83        6,221,674               6,081,824
Federal Natl Mtge Assn #385815
    01-01-13                    4.77        7,285,524               7,112,065
Federal Natl Mtge Assn #555806
    10-01-13                    5.11          529,737                 523,922
Federal Natl Mtge Assn #745629
    01-01-18                    5.08        3,535,166               3,459,337
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
    03-10-40                    4.12        6,250,000               6,033,688
General Electric Capital Assurance
  Series 2003-1 Cl A3
    05-12-35                    4.77       10,350,000(d)           10,140,599

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   13

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
GMAC Commercial Mtge Securities
  Series 1999-C1 Cl B
    05-15-33                    6.30%    $  8,000,000         $     8,175,513
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
    06-10-36                    4.88        3,400,000               3,344,768
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl A4
    07-10-38                    6.11       15,700,000              16,285,319
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl AAB
    07-10-38                    6.11        5,250,000               5,423,330
GS Mtge Securities II
  Series 2004-GG2 Cl A4
    08-10-38                    4.96        5,900,000               5,819,451
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
    10-12-37                    4.37        6,525,232               6,397,393
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
    07-12-37                    5.26       11,000,000              10,920,710
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
    10-15-37                    4.13        3,986,677               3,843,624
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
    03-12-39                    3.97        3,945,402               3,819,004
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A2
    03-12-39                    4.77        6,869,000               6,646,765
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
    01-12-37                    4.18        4,000,000               3,880,588
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
    07-15-42                    4.33        6,648,477               6,527,474
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP5 Cl A4
    12-15-44                    5.34       10,825,000              10,684,012
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl A4
    04-15-43                    5.48        4,250,000               4,245,243

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl ASB
    04-15-43                    5.49%    $  6,450,000         $     6,461,517
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
    06-15-26                    5.39       10,150,000              10,199,162
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
    09-15-26                    4.56        7,000,000               6,826,282
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A5
    09-15-31                    4.85        6,000,000               5,859,690
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
    03-15-29                    3.97        4,475,000               4,195,492
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
    12-15-29                    4.20        8,100,000               7,851,654
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl AAB
    09-15-30                    4.93        7,300,000               7,123,778
LB-UBS Commercial Mtge Trust
  Series 2006-C3 Cl AAB
    03-15-39                    5.64        5,950,000               6,022,947
LB-UBS Commercial Mtge Trust
  Series 2006-C4 Cl AAB
    06-15-32                    6.07        4,100,000               4,229,110
Merrill Lynch Mtge Trust
  Series 2006-C1 Cl A4
    05-12-39                    5.84       11,625,000              11,853,501
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
    05-15-40                    3.27        4,656,731               4,459,442
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
    06-13-41                    4.34        4,550,000               4,436,474
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
    04-14-40                    4.59        4,950,000               4,773,681
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
    09-15-42                    5.23        6,125,000               6,018,666

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
  Series 2005-T19 Cl AAB
    06-12-47                    4.85%    $  9,125,000         $     8,879,141
Morgan Stanley Capital I
  Series 2006-T23 Cl AAB
    08-12-41                    5.97        3,425,000               3,519,990
Morgan Stanley Capital I
  Series 2006-XLF Cl A2
    07-15-19                    5.53        6,500,000(b,d)          6,500,000
Morgan Stanley Dean Witter Capital I
  Series 2002-TOP7 Cl A2
    01-15-39                    5.98       19,810,000              20,396,007
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
    02-11-36                    3.67        5,523,712               5,291,069
Wachovia Bank Commercial Mtge Trust
  Series 2003-C4 Cl A2
    04-15-35                    4.57       14,000,000              13,588,151
Wachovia Bank Commercial Mtge Trust
  Series 2005-C20 Cl A5
    07-15-42                    5.09        4,642,000               4,591,735
Wachovia Bank Commercial Mtge Trust
  Series 2006-C24 Cl APB
    03-15-45                    5.58        4,350,000               4,393,043
Wachovia Bank Commercial Mtge Trust
  Series 2006-C25 Cl APB2
    05-15-43                    5.95        4,225,000               4,320,694
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl A3
    07-15-45                    5.77        2,900,000               2,898,289
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl APB
    07-15-45                    5.73        5,075,000               5,075,609
                                                              ---------------
Total                                                             401,730,885
-----------------------------------------------------------------------------

MORTGAGE-BACKED (43.7%)(f,o)
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2005-12 Cl 2A1
    03-25-36                    5.73        9,435,847(m)            9,446,582
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl 2A1
    03-25-36                    5.98       10,761,056(m)           10,909,882

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-2 Cl 2A2
    09-25-46                    5.62%    $ 18,664,464(m)      $    18,664,464
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-3 Cl 3A2
    10-25-46                    5.58       11,794,669(m)           11,794,669
Banc of America Funding
  Collateralized Mtge Obligation
  Series 2006-A Cl 3A2
    02-20-36                    5.93        7,524,999(m)            7,593,401
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 1A1
    01-25-34                    6.00        7,878,421               7,814,369
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 4A1
    01-25-19                    4.75        4,331,157               4,170,094
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2004-3 Cl 1A1
    04-25-34                    6.00        9,810,100               9,754,918
ChaseFlex Trust
  Collateralized Mtge Obligation
  Series 2005-2 Cl 2A2
    06-25-35                    6.50        2,429,536               2,456,868
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11T1 Cl A1
    07-25-18                    4.75        4,769,371               4,592,013
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 2A3
    11-25-35                    5.50        6,777,538               6,764,332
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 3A7
    11-25-35                    5.50        6,868,820               6,855,459

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   15

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-64CB Cl 1A1
    12-25-35                    5.50%    $ 11,860,574         $    11,862,534
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
    04-25-35                    7.50        6,530,499               6,771,737
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-85CB Cl 2A2
    02-25-36                    5.50        3,199,099               3,190,350
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-22R Cl 1A2
    05-25-36                    6.00        8,400,000               8,501,257
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-2CB Cl A11
    03-25-36                    6.00       10,033,217              10,002,676
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
    06-25-35                    7.00        8,335,928(d)            8,588,136
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-HYB1 Cl 1A1
    03-20-36                    5.40        4,709,853(m)            4,702,930
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2003-29 Cl 8A1
    11-25-18                    6.00        2,678,380               2,676,857
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-12 Cl 3A1
    01-25-36                    7.00       11,176,479              11,403,242
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
    08-19-45                    6.38       70,276,624(l)              922,381
Federal Home Loan Mtge Corp
    09-01-36                    6.50       32,350,000(e)           32,855,468

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #170216
    03-01-17                    8.50%    $      9,538         $        10,149
Federal Home Loan Mtge Corp #275036
    07-01-16                    8.00               96                     100
Federal Home Loan Mtge Corp #284190
    01-01-17                    8.00              675                     707
Federal Home Loan Mtge Corp #290970
    04-01-17                    8.00           14,550                  15,206
Federal Home Loan Mtge Corp #295114
    06-01-17                    8.50            3,914                   4,165
Federal Home Loan Mtge Corp #540861
    09-01-19                    8.50           34,966                  37,350
Federal Home Loan Mtge Corp #A00304
    04-01-21                    9.00           68,329                  73,253
Federal Home Loan Mtge Corp #B11835
    01-01-19                    5.50          591,618                 590,227
Federal Home Loan Mtge Corp #C00103
    03-01-22                    8.50          148,836                 159,688
Federal Home Loan Mtge Corp #C00144
    08-01-22                    8.50          124,577                 133,800
Federal Home Loan Mtge Corp #C00356
    08-01-24                    8.00          472,055                 498,359
Federal Home Loan Mtge Corp #C00666
    10-01-28                    7.00           56,233                  58,023
Federal Home Loan Mtge Corp #C53878
    12-01-30                    5.50        1,908,725               1,884,932
Federal Home Loan Mtge Corp #C62993
    01-01-32                    6.50        1,387,775               1,415,700
Federal Home Loan Mtge Corp #C63552
    01-01-32                    6.50        1,827,716               1,872,482
Federal Home Loan Mtge Corp #C64703
    03-01-32                    6.50        1,147,222               1,175,083
Federal Home Loan Mtge Corp #C67723
    06-01-32                    7.00        1,016,444               1,051,159
Federal Home Loan Mtge Corp #C78031
    04-01-33                    5.50       10,522,591              10,385,185
Federal Home Loan Mtge Corp #C79930
    06-01-33                    5.50        8,870,482               8,740,206
Federal Home Loan Mtge Corp #C90767
    12-01-23                    6.00        9,002,140               9,096,025
Federal Home Loan Mtge Corp #D96300
    10-01-23                    5.50        5,833,012               5,789,321

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

16   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E01127
    02-01-17                    6.50%    $  1,481,472         $     1,507,879
Federal Home Loan Mtge Corp #E01419
    05-01-18                    5.50        5,058,418               5,049,661
Federal Home Loan Mtge Corp #E79810
    11-01-14                    7.50        1,251,303               1,307,872
Federal Home Loan Mtge Corp #E90216
    05-01-17                    6.00        1,639,531               1,657,674
Federal Home Loan Mtge Corp #E98725
    08-01-18                    5.00       11,342,450              11,135,907
Federal Home Loan Mtge Corp #E99684
    10-01-18                    5.00       11,422,611              11,211,867
Federal Home Loan Mtge Corp #G00286
    02-01-25                    8.00          185,986                 196,350
Federal Home Loan Mtge Corp #G01108
    04-01-30                    7.00        3,720,599               3,836,219
Federal Home Loan Mtge Corp #G01441
    07-01-32                    7.00        3,486,575               3,588,649
Federal Home Loan Mtge Corp #G01535
    04-01-33                    6.00       11,738,584              11,827,738
Federal Home Loan Mtge Corp #G11302
    07-01-17                    7.00        3,999,155               4,106,710
Federal Home Loan Mtge Corp #G12101
    11-01-18                    5.00        3,779,846               3,709,654
Federal Home Loan Mtge Corp #G30225
    02-01-23                    6.00       12,058,781              12,192,150
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
    03-15-22                    7.00        1,009,867               1,006,899
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2590 Cl Bl
    02-15-14                   17.16        3,134,265(l)              156,095
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2718 Cl IA
    10-15-22                   14.56        7,015,991(l)              319,004
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2576 Cl KJ
    02-15-33                    5.50       11,421,369              11,464,135

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2641 Cl KC
    01-15-18                    6.50%    $  4,324,513         $     4,449,854
Federal Natl Mtge Assn
    09-01-21                    5.50          500,000(e)              498,125
    09-01-21                    6.00       12,550,000(e)           12,687,272
    09-01-36                    5.50       78,900,000(e)           77,420,624
    09-01-36                    6.00       20,000,000(e)           20,018,760
    09-01-36                    6.50       73,000,000(e)           74,094,999
Federal Natl Mtge Assn #125479
    04-01-27                    7.50          288,679                 299,731
Federal Natl Mtge Assn #190899
    04-01-23                    8.50          517,844                 545,803
Federal Natl Mtge Assn #190944
    05-01-24                    6.00        6,617,082               6,654,930
Federal Natl Mtge Assn #190988
    06-01-24                    9.00          439,692                 468,241
Federal Natl Mtge Assn #231309
    09-01-23                    6.50          159,457                 162,502
Federal Natl Mtge Assn #231310
    09-01-23                    6.50          397,589                 405,182
Federal Natl Mtge Assn #250330
    09-01-25                    8.00          317,048                 336,044
Federal Natl Mtge Assn #250495
    03-01-26                    7.00          720,837                 743,694
Federal Natl Mtge Assn #250765
    12-01-26                    8.00          264,866                 280,908
Federal Natl Mtge Assn #251116
    08-01-27                    8.00          310,212                 329,182
Federal Natl Mtge Assn #252498
    06-01-29                    7.00            6,776                   6,983
Federal Natl Mtge Assn #252982
    01-01-30                    8.00          216,402                 229,849
Federal Natl Mtge Assn #253883
    08-01-16                    6.00        3,569,187               3,612,548
Federal Natl Mtge Assn #254236
    03-01-17                    6.50        2,129,551               2,167,758
Federal Natl Mtge Assn #254383
    06-01-32                    7.50          469,536                 485,163
Federal Natl Mtge Assn #254802
    07-01-18                    4.50        3,346,672               3,223,849

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   17

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #254916
    09-01-23                    5.50%    $ 11,575,018         $    11,479,159
Federal Natl Mtge Assn #255788
    06-01-15                    5.50        3,685,733               3,684,059
Federal Natl Mtge Assn #268071
    01-01-24                    6.50          108,149                 110,215
Federal Natl Mtge Assn #303226
    02-01-25                    8.00          147,746                 156,489
Federal Natl Mtge Assn #313049
    08-01-11                    8.50        1,124,252               1,149,085
Federal Natl Mtge Assn #323933
    09-01-29                    7.00        4,509,195               4,646,798
Federal Natl Mtge Assn #408207
    01-01-28                    6.50          167,218                 171,380
Federal Natl Mtge Assn #455791
    01-01-29                    6.50          542,310                 553,698
Federal Natl Mtge Assn #489888
    05-01-29                    6.50        2,530,816               2,583,770
Federal Natl Mtge Assn #496029
    01-01-29                    6.50        3,403,518               3,474,063
Federal Natl Mtge Assn #50700
    03-01-08                    7.00          739,731                 744,343
Federal Natl Mtge Assn #545008
    06-01-31                    7.00        2,862,158               2,961,185
Federal Natl Mtge Assn #545342
    04-01-13                    7.00        2,532,142               2,547,931
Federal Natl Mtge Assn #545684
    05-01-32                    7.50          388,757                 402,427
Federal Natl Mtge Assn #545869
    07-01-32                    6.50        2,550,405               2,601,398
Federal Natl Mtge Assn #545885
    08-01-32                    6.50        4,510,149               4,601,750
Federal Natl Mtge Assn #545910
    08-01-17                    6.00        5,807,711               5,883,177
Federal Natl Mtge Assn #555343
    08-01-17                    6.00        5,652,882               5,719,687
Federal Natl Mtge Assn #555375
    04-01-33                    6.00       26,983,901              27,165,147
Federal Natl Mtge Assn #555458
    05-01-33                    5.50       23,707,583              23,344,619
Federal Natl Mtge Assn #555734
    07-01-23                    5.00        8,899,170               8,638,063

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #555740
    08-01-18                    4.50%    $ 11,482,252         $    11,079,027
Federal Natl Mtge Assn #555794
    09-01-28                    7.50        1,012,494               1,051,647
Federal Natl Mtge Assn #567840
    10-01-30                    7.00        1,553,028               1,600,420
Federal Natl Mtge Assn #587859
    12-01-16                    5.50        5,553,220               5,550,656
Federal Natl Mtge Assn #597374
    09-01-31                    7.00          841,465                 870,446
Federal Natl Mtge Assn #606882
    10-01-31                    7.00        1,102,580               1,134,445
Federal Natl Mtge Assn #634650
    04-01-32                    7.50          263,079                 271,835
Federal Natl Mtge Assn #638969
    03-01-32                    5.50        1,576,260               1,555,522
Federal Natl Mtge Assn #643362
    04-01-17                    6.50          890,099                 906,068
Federal Natl Mtge Assn #646147
    06-01-32                    7.00        2,728,641               2,820,308
Federal Natl Mtge Assn #646446
    06-01-17                    6.50        1,312,495               1,336,043
Federal Natl Mtge Assn #649068
    06-01-17                    6.50        2,241,017               2,287,559
Federal Natl Mtge Assn #649263
    08-01-17                    6.50        2,214,618               2,259,061
Federal Natl Mtge Assn #654208
    10-01-32                    6.50        2,310,479               2,352,869
Federal Natl Mtge Assn #654682
    10-01-32                    6.00        1,370,585               1,376,547
Federal Natl Mtge Assn #654689
    11-01-32                    6.00        1,725,764               1,732,728
Federal Natl Mtge Assn #656908
    09-01-32                    6.50        2,265,222               2,318,116
Federal Natl Mtge Assn #662061
    09-01-32                    6.50        1,818,736               1,852,103
Federal Natl Mtge Assn #667787
    02-01-18                    5.50        2,141,148               2,137,575
Federal Natl Mtge Assn #670382
    09-01-32                    6.00       12,432,828              12,485,598
Federal Natl Mtge Assn #670387
    08-01-32                    7.00        1,673,145               1,723,100

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

18   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #678028
    09-01-17                    6.00%    $  6,117,358         $     6,189,651
Federal Natl Mtge Assn #678065
    02-01-33                    6.50          520,327                 532,246
Federal Natl Mtge Assn #678937
    01-01-18                    5.50        3,351,258               3,349,151
Federal Natl Mtge Assn #678941
    02-01-18                    5.50        4,050,252               4,047,309
Federal Natl Mtge Assn #678944
    01-01-18                    5.50        1,956,310               1,955,138
Federal Natl Mtge Assn #679095
    04-01-18                    5.00        6,050,261               5,941,252
Federal Natl Mtge Assn #680961
    01-01-33                    6.00          718,907                 723,259
Federal Natl Mtge Assn #681400
    03-01-18                    5.50        5,834,395               5,828,628
Federal Natl Mtge Assn #682825
    01-01-33                    6.00        2,256,268               2,265,844
Federal Natl Mtge Assn #683274
    02-01-18                    5.50        2,769,956               2,767,161
Federal Natl Mtge Assn #684586
    03-01-33                    6.00        3,808,665               3,827,801
Federal Natl Mtge Assn #686172
    02-01-33                    6.00        2,990,410               3,003,103
Federal Natl Mtge Assn #686528
    02-01-33                    6.00        3,905,937               3,931,287
Federal Natl Mtge Assn #687051
    01-01-33                    6.00       11,692,142              11,694,943
Federal Natl Mtge Assn #689093
    07-01-28                    5.50        3,828,981               3,778,605
Federal Natl Mtge Assn #694628
    04-01-33                    5.50        7,468,703               7,366,599
Federal Natl Mtge Assn #694795
    04-01-33                    5.50        8,992,855               8,868,895
Federal Natl Mtge Assn #694988
    03-01-33                    5.50       12,817,971              12,629,131
Federal Natl Mtge Assn #695202
    03-01-33                    6.50        4,836,741               4,921,163
Federal Natl Mtge Assn #695220
    04-01-33                    5.50        1,938,118               1,908,157
Federal Natl Mtge Assn #695385
    03-01-18                    5.50        7,217,727               7,210,342

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #695909
    05-01-18                    5.50%    $  2,663,253         $     2,660,344
Federal Natl Mtge Assn #697843
    04-01-18                    5.00        2,513,927               2,469,801
Federal Natl Mtge Assn #699424
    04-01-33                    5.50        5,129,653               5,059,297
Federal Natl Mtge Assn #702427
    04-01-33                    5.50        4,830,617               4,764,433
Federal Natl Mtge Assn #704049
    05-01-18                    5.50        3,181,262               3,177,817
Federal Natl Mtge Assn #709901
    06-01-18                    5.00        6,436,207               6,322,873
Federal Natl Mtge Assn #710823
    05-01-33                    5.50          749,566                 739,359
Federal Natl Mtge Assn #712057
    07-01-18                    4.50        4,124,421               3,973,055
Federal Natl Mtge Assn #720006
    07-01-33                    5.50       10,217,575              10,059,624
Federal Natl Mtge Assn #720070
    07-01-23                    5.50        2,922,081               2,897,882
Federal Natl Mtge Assn #720378
    06-01-18                    4.50        6,861,491               6,609,674
Federal Natl Mtge Assn #723687
    08-01-28                    5.50        4,421,269               4,363,100
Federal Natl Mtge Assn #725232
    03-01-34                    5.00       25,258,889              24,292,249
Federal Natl Mtge Assn #725425
    04-01-34                    5.50       27,912,809              27,484,689
Federal Natl Mtge Assn #725684
    05-01-18                    6.00       11,930,655              12,088,176
Federal Natl Mtge Assn #725719
    07-01-33                    4.84        7,615,449(m)            7,390,184
Federal Natl Mtge Assn #725737
    08-01-34                    4.53        5,612,194(m)            5,562,975
Federal Natl Mtge Assn #725813
    12-01-33                    6.50       12,395,396              12,611,750
Federal Natl Mtge Assn #730153
    08-01-33                    5.50        1,421,677               1,399,700
Federal Natl Mtge Assn #735057
    01-01-19                    4.50       11,901,082              11,464,311
Federal Natl Mtge Assn #738921
    11-01-32                    6.50          978,905                 998,992

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   19

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #743262
    10-01-18                    5.00%    $  4,005,493         $     3,933,862
Federal Natl Mtge Assn #747642
    11-01-28                    5.50        2,856,023               2,818,448
Federal Natl Mtge Assn #747784
    10-01-18                    4.50        2,547,773               2,454,269
Federal Natl Mtge Assn #753074
    12-01-28                    5.50        8,320,855               8,211,380
Federal Natl Mtge Assn #753091
    12-01-33                    5.50        4,976,313               4,899,385
Federal Natl Mtge Assn #753919
    12-01-33                    4.94        6,720,790(m)            6,579,260
Federal Natl Mtge Assn #759342
    01-01-34                    6.50        2,002,256               2,045,170
Federal Natl Mtge Assn #765183
    01-01-19                    5.50          722,004                 720,981
Federal Natl Mtge Assn #765759
    12-01-18                    5.00        4,675,147               4,590,914
Federal Natl Mtge Assn #765761
    02-01-19                    5.00        2,092,793               2,055,086
Federal Natl Mtge Assn #766641
    03-01-34                    5.00        7,430,266               7,136,241
Federal Natl Mtge Assn #776962
    04-01-29                    5.00       18,601,782              17,869,560
Federal Natl Mtge Assn #779327
    06-01-34                    4.56        4,668,825(m)            4,559,358
Federal Natl Mtge Assn #804442
    12-01-34                    6.50        1,866,068               1,896,196
Federal Natl Mtge Assn #837258
    09-01-35                    4.92        3,080,389(m)            3,060,521
Federal Natl Mtge Assn #845070
    12-01-35                    5.10        7,445,556(m)            7,393,009
Federal Natl Mtge Assn #882063
    06-01-36                    6.50        4,088,324               4,150,756
Federal Natl Mtge Assn #886291
    07-01-36                    7.00        8,080,751               8,296,490
Federal Natl Mtge Assn #886461
    08-01-36                    6.20        7,963,774(m)            8,045,881
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-24 Cl PI
    12-25-12                   13.29        2,097,186(l)               65,005

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
  Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-71 Cl IM
    12-25-31                   10.63%    $  3,471,840(l)      $       645,966
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2004-84 Cl GI
    12-25-22                    9.25          921,859(l)              139,076
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 367 Cl 2
    01-25-36                    9.07       16,109,477(l)            4,070,541
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Principal Only
    09-01-18                    5.63           23,035(q)               19,424
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-133 Cl GB
    12-25-26                    8.00        4,084,256               4,338,661
Govt Natl Mtge Assn #345538
    02-15-24                    8.00          167,578                 177,631
Govt Natl Mtge Assn #398831
    08-15-26                    8.00          199,649                 211,896
Govt Natl Mtge Assn #423782
    05-15-26                    7.50          486,792                 507,979
Govt Natl Mtge Assn #425004
    10-15-33                    5.50        4,087,588               4,053,076
Govt Natl Mtge Assn #426170
    06-15-26                    8.00          110,534                 117,314
Govt Natl Mtge Assn #595256
    12-15-32                    6.00        7,559,018               7,640,989
Govt Natl Mtge Assn #604580
    08-15-33                    5.00        4,400,765               4,266,435
Govt Natl Mtge Assn #604708
    10-15-33                    5.50       11,436,257              11,339,700
Govt Natl Mtge Assn #606844
    09-15-33                    5.00       10,933,055              10,599,332

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

20   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-70 Cl IC
    08-20-32                   11.80%    $  9,990,511(l)      $     1,880,462
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl CI
    01-20-32                   16.24        1,993,664(l)              222,337
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-3 Cl B1
    06-19-36                    6.49        4,261,019(m)            4,290,979
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-5 Cl 2A1B
    07-19-46                    5.56        5,320,369(m)            5,319,421
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR8 Cl AX1
    04-25-35                    4.50      163,908,862(l)            1,664,699
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-AR25 Cl 1A21
    12-25-35                    5.88        7,430,047(m)            7,425,984
IndyMac Index Nim
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl N1
    06-25-46                    6.65        3,350,754(d)            3,350,754
Lehman XS Net Interest Margin Nts
  Collateralized Mtge Obligation
  Series 2006-2N Cl A1
    02-27-46                    7.00        1,668,925(d)            1,669,968
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-2 Cl 4A1
    02-25-19                    5.00        6,847,515               6,654,949
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-4 Cl 2A1
    05-25-34                    6.00        4,049,987               4,000,658

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-7 Cl 8A1
    08-25-19                    5.00%    $  5,548,451         $     5,370,956
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-8 Cl 7A1
    09-25-19                    5.00        7,514,803               7,279,214
Rali NIM
  Collateralized Mtge Obligation
  Series 2006-QO4 Cl N1
    04-25-46                    6.05        2,402,755(d)            2,401,254
Residential Accredit Loans
  Collateralized Mtge Obligation
  Series 2006-QO6 Cl A2
    06-25-46                    5.55        6,127,919(b)            6,129,744
Residential Accredit Loans
  Collateralized Mtge Obligation
  Series 2006-QS3 Cl 1A10
    03-25-36                    6.00        7,061,408               7,131,563
Structured Asset Securities
  Collateralized Mtge Obligation
  Series 2003-33H Cl 1A1
    10-25-33                    5.50       15,413,299              15,014,058
TBW Mtge Backed Pass Through
  Ctfs
  Collateralized Mtge Obligation
  Series 2006-2 Cl 6A1
    07-25-36                    7.00       11,355,892              11,657,782
Washington Mutual
  Alternative Mtge Loan Trust
  Pass-Through Ctfs
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR1 Cl X2
    12-25-35                    7.10       57,810,087(l)              584,876
Washington Mutual
Collateralized Mtge Obligation
  Series 2003-AR10 Cl A7
    10-25-33                    4.06        9,025,000(m)            8,839,101
Washington Mutual
  Collateralized Mtge Obligation
  Series 2004-CB2 Cl 6A
  07-25-19                      4.50        5,120,185               4,854,447

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   21

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR14 Cl 2A1
    12-25-35                    5.30%    $  5,850,788(m)      $     5,791,601
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
    12-25-45                    5.51        4,608,505(m)            4,610,527
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
    10-25-35                    5.00       19,150,680              18,065,794
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
    05-25-35                    5.50       13,197,111              12,867,184
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl 5A1
    03-25-36                    5.11       12,186,437(e,m)         12,021,229
                                                              ---------------
Total                                                           1,277,141,602
-----------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
DRS Technologies
    02-01-16                    6.63          825,000                 802,313
L-3 Communications
    06-15-12                    7.63          670,000                 683,400
L-3 Communications
  Sr Sub Nts
  Series B
    10-15-15                    6.38          890,000                 856,625
                                                              ---------------
Total                                                               2,342,338
-----------------------------------------------------------------------------

AUTOMOTIVE (--%)
GMAC LLC
    09-15-11                    6.88          575,000                 566,305
-----------------------------------------------------------------------------

BANKING (1.6%)
Banknorth Group
  Sr Nts
    05-01-08                    3.75        7,330,000               7,146,603
Landsbanki Islands
    08-25-11                    6.10        9,400,000(c,d)          9,418,471

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
BANKING (CONT.)
Popular North America
  Sr Nts
    10-01-08                    3.88%    $ 21,427,000         $    20,743,179
Wells Fargo Bank
  Sub Nts
    08-26-36                    5.95        8,280,000               8,337,877
                                                              ---------------
Total                                                              45,646,130
-----------------------------------------------------------------------------

BROKERAGE (--%)
LaBranche & Co
  Sr Nts
    05-15-12                   11.00          935,000               1,002,788
-----------------------------------------------------------------------------

CHEMICALS (0.1%)
Airgas
    10-01-11                    9.13        1,500,000               1,565,625
Georgia Gulf
  Sr Nts
    12-15-13                    7.13          160,000                 151,200
                                                              ---------------
Total                                                               1,716,825
-----------------------------------------------------------------------------

ELECTRIC (3.2%)
Aquila Canada Finance
    06-15-11                    7.75          960,000(c)            1,005,600
Arizona Public Service
    05-15-15                    4.65       13,370,000              12,142,446
CMS Energy
  Sr Nts
    01-15-09                    7.50        1,275,000               1,310,063
Commonwealth Edison
  1st Mtge
    04-15-15                    4.70        1,845,000               1,707,581
    08-15-16                    5.95        2,420,000               2,432,330
Consumers Energy
  1st Mtge
    02-15-12                    5.00        1,950,000               1,890,991
    02-15-17                    5.15        2,520,000               2,380,946
Consumers Energy
  1st Mtge Series H
    02-17-09                    4.80        7,750,000               7,625,729
Dynegy Holdings
    05-15-18                    7.13           80,000                  70,600

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

22   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
ELECTRIC (CONT.)
Dynegy Holdings
  Sr Unsecured
    05-01-16                    8.38%    $    315,000(d)      $       310,275
Edison Mission Energy
  Sr Nts
    06-15-13                    7.50          720,000(d)              720,000
Exelon
    06-15-10                    4.45       10,725,000              10,336,862
Florida Power
  1st Mtge
    07-15-11                    6.65        2,250,000               2,365,355
IPALCO Enterprises
  Secured
    11-14-08                    8.38          400,000                 413,000
    11-14-11                    8.63        3,680,000               3,946,800
Midwest Generation LLC
  Series B
    01-02-16                    8.56          163,621                 173,847
Northern States Power
  Sr Nts
    08-01-09                    6.88        5,730,000               5,937,088
NRG Energy
    02-01-14                    7.25          695,000                 686,313
Ohio Edison
    06-15-09                    5.65        8,670,000(d)            8,676,503
Ohio Edison
  Sr Nts
    05-01-15                    5.45        1,195,000               1,164,304
PacifiCorp
  1st Mtge
    06-15-35                    5.25        2,940,000               2,666,074
PSI Energy
    10-15-35                    6.12       10,035,000               9,849,714
Sierra Pacific Power
    05-15-16                    6.00        3,525,000(d)            3,498,862
Southern California Edison
  1st Mtge
    04-01-35                    5.75        2,060,000               2,001,418
Virginia Electric & Power
  Sr Nts Series A
    03-01-13                    4.75        6,650,000               6,331,791
Xcel Energy
  Sr Nts
    07-01-08                    3.40        2,725,000               2,628,017
                                                                -------------
Total                                                              92,272,509
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
ENTERTAINMENT (0.2%)
United Artists Theatre Circuit
    07-01-15                    9.30%    $  6,734,516(i)      $     7,003,897
-----------------------------------------------------------------------------

FOOD AND BEVERAGE (1.2%)
Cadbury Schweppes US Finance LLC
    10-01-08                    3.88        6,910,000(d)            6,696,916
    10-01-13                    5.13        5,900,000(d)            5,686,774
Cott Beverages USA
    12-15-11                    8.00        1,740,000               1,761,750
Kraft Foods
    06-01-12                    6.25        5,201,000               5,387,549
Kraft Foods
  Sr Unsecured
    11-01-11                    5.63       15,230,000              15,320,315
                                                              ---------------
Total                                                              34,853,304
-----------------------------------------------------------------------------

GAMING (0.1%)
MGM MIRAGE
    10-01-09                    6.00          670,000                 652,413
MGM MIRAGE
  Sr Nts
    02-27-14                    5.88          720,000                 655,200
Mohegan Tribal Gaming Authority
    02-15-15                    6.88          365,000                 348,575
Mohegan Tribal Gaming Authority
  Sr Nts
    02-15-13                    6.13          540,000                 515,025
Mohegan Tribal Gaming Authority
  Sr Sub Nts
    04-01-12                    8.00          750,000                 773,437
Pokagon Gaming Authority
  Sr Nts
    06-15-14                   10.38          235,000(d)              248,513
                                                              ---------------
Total                                                               3,193,163
-----------------------------------------------------------------------------

GAS PIPELINES (0.5%)
ANR Pipeline
    03-15-10                    8.88          875,000                 917,916
Colorado Interstate Gas
  Sr Nts
    03-15-15                    5.95          470,000                 442,119
    11-15-15                    6.80          830,000                 822,585
Southern Natural Gas
    03-15-10                    8.88          875,000                 917,916

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   23

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
GAS PIPELINES (CONT.)
Southern Star Central
    03-01-16                    6.75%    $  1,175,000(d)      $     1,152,969
Southern Star Central Gas Pipeline
    06-01-16                    6.00        5,610,000(d)            5,617,012
Transcontinental Gas Pipe Line
  Series B
    08-15-11                    7.00        1,915,000               1,955,694
Transcontinental Gas Pipe Line
  Sr Nts
    04-15-16                    6.40          656,000(d)              638,780
Williams Companies
  Sr Nts
    07-15-19                    7.63        2,079,000               2,110,185
                                                              ---------------
Total                                                              14,575,176
-----------------------------------------------------------------------------

HEALTH CARE (0.6%)
Cardinal Health
    07-15-08                    6.25        1,595,000               1,615,081
    06-15-15                    4.00       10,809,000               9,518,946
    12-15-17                    5.85        2,535,000               2,518,228
Omnicare
  Sr Sub Nts
    12-15-13                    6.75        1,105,000               1,060,800
    12-15-15                    6.88          700,000                 669,375
Triad Hospitals
  Sr Nts
    05-15-12                    7.00          720,000                 707,400
Triad Hospitals
  Sr Sub Nts
    11-15-13                    7.00          860,000                 821,300
                                                              ---------------
Total                                                              16,911,130
-----------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.7%)
UnitedHealth Group
  Sr Unsecured
    03-15-11                    5.25       19,725,000              19,615,033
-----------------------------------------------------------------------------

INDEPENDENT ENERGY (0.9%)
Devon Financing
    09-30-11                    6.88        9,160,000               9,714,061
Encore Acquisition
  Sr Sub Nts
    04-15-14                    6.25          240,000                 225,600

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
INDEPENDENT ENERGY (CONT.)
EXCO Resources
    01-15-11                    7.25%    $  1,420,000         $     1,380,950
Pioneer Natural Resources
    05-01-18                    6.88        2,675,000               2,641,295
Pioneer Natural Resources
  Sr Nts
    07-15-16                    5.88        1,150,000               1,072,726
Range Resources
    03-15-15                    6.38          425,000                 405,875
Stone Energy
  Sr Nts
    07-15-10                    8.24          855,000(b,d)            846,450
XTO Energy
    01-31-15                    5.00        2,795,000               2,647,810
XTO Energy
  Sr Unsecured
    06-30-15                    5.30        6,930,000               6,692,848
                                                              ---------------
Total                                                              25,627,615
-----------------------------------------------------------------------------

INTEGRATED ENERGY (--%)
Denbury Resources
  Sr Sub Nts
    12-15-15                    7.50          100,000                 101,000
-----------------------------------------------------------------------------

LIFE INSURANCE (0.2%)
Prudential Financial
    09-20-14                    5.10        6,400,000               6,185,837
-----------------------------------------------------------------------------

LODGING (--%)
ITT
    11-15-15                    7.38          715,000                 761,475
-----------------------------------------------------------------------------

MEDIA CABLE (0.4%)
Comcast
    06-15-16                    4.95        9,535,000               8,794,454
DIRECTV Holdings LLC/Financing
  Sr Nts
    03-15-13                    8.38          406,000                 426,300
Videotron Ltee
    01-15-14                    6.88        1,310,000(c)            1,285,438
                                                              ---------------
Total                                                              10,506,192
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

24   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MEDIA NON CABLE (0.4%)
Dex Media West LLC/Finance
  Sr Nts Series B
    08-15-10                    8.50%    $    560,000         $       574,000
Lamar Media
    01-01-13                    7.25          242,000                 240,185
    08-15-15                    6.63          788,000                 738,750
News America
    12-15-35                    6.40        9,355,000               8,964,457
Radio One
  Series B
    07-01-11                    8.88        1,000,000               1,015,000
Sun Media
    02-15-13                    7.63          745,000(c)              756,175
                                                              ---------------
Total                                                              12,288,567
-----------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Pride Intl
  Sr Nts
    07-15-14                    7.38          845,000                 859,788
-----------------------------------------------------------------------------

PAPER (--%)
Boise Cascade LLC
    10-15-14                    7.13           50,000                  46,500
Georgia-Pacific
    06-15-15                    7.70          395,000                 391,544
                                                              ---------------
Total                                                                 438,044
-----------------------------------------------------------------------------

PROPERTY & CASUALTY (0.1%)
Willis North America
    07-15-15                    5.63        1,560,000               1,476,045
-----------------------------------------------------------------------------

RETAILERS (1.5%)
CVS
    09-15-09                    4.00       10,170,000               9,781,699
    09-15-14                    4.88        6,225,000               5,878,660
CVS
  Sr Unsecured
    08-15-11                    5.75        5,525,000               5,574,338
May Department Stores
    07-15-09                    4.80       14,064,000              13,823,942
    07-15-34                    6.70        2,620,000               2,622,997
United Auto Group
    03-15-12                    9.63          715,000                 752,538

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
RETAILERS (CONT.)
Wal-Mart Stores
  Series C
    06-29-11                    8.88%    $  3,500,000         $     3,521,140
                                                              ---------------
Total                                                              41,955,314
-----------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.5%)
Avis Budget Car Rental LLC/Finance
  Sr Nts
    05-15-14                    7.63          160,000(d)              152,000
Erac USA Finance
    11-15-15                    5.90          375,000(d)              373,511
    11-01-16                    6.20        5,860,000(d)            5,954,205
FedEx
    08-15-09                    5.50        8,165,000               8,206,919
                                                              ---------------
Total                                                              14,686,635
-----------------------------------------------------------------------------

WIRELESS (1.3%)
American Tower
  Sr Nts
    10-15-12                    7.13          220,000                 222,750
Nextel Communications
  Sr Nts Series F
    03-15-14                    5.95       35,195,000              34,217,106
Rogers Wireless
  Secured
    03-01-14                    6.38          795,000(c)              779,100
Windstream
   Sr Nts
    08-01-16                    8.63        1,065,000(d)            1,126,238
                                                              ---------------
Total                                                              36,345,194
-----------------------------------------------------------------------------

WIRELINES (4.0%)
BellSouth
  Sr Unsecured
    11-15-12                    4.75        6,680,000               6,327,911
Qwest
    03-15-12                    8.88        1,095,000               1,185,338
Qwest
  Sr Nts
    10-01-14                    7.50          950,000(d)              967,813
Sprint Capital
    03-15-32                    8.75        3,980,000               4,826,021
Telecom Italia Capital
    10-01-15                    5.25       25,440,000(c)           23,779,582

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   25

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
WIRELINES (CONT.)
TELUS
    06-01-11                    8.00%    $ 31,344,000(c)      $    34,468,369
Valor Telecommunications Enterprises LLC/Finance
    02-15-15                    7.75          230,000                 242,650
Verizon Pennsylvania
  Series A
    11-15-11                    5.65       44,690,000              44,517,496
                                                              ---------------
Total                                                             116,315,180
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $3,001,044,742)                                        $ 2,975,042,657
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
OTHER (--%)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
Wayland Investment
   LLC                                      6,000,000(i,p)    $       401,620
-----------------------------------------------------------------------------

TOTAL OTHER
(Cost: $2,150,783)                                            $       401,620
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (6.9%)(h)
------------------------------------------------------------------------------

ISSUER                     EFFECTIVE        AMOUNT                   VALUE(a)
                             YIELD        PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
Bear Stearns Companies
    09-12-06                  5.27%      $ 50,000,000         $    49,912,332
Deer Valley Funding LLC
    09-15-06                  5.29         20,000,000              19,956,001
Ebury Finance LLC
    09-01-06                  5.30          9,600,000               9,598,587
    09-13-06                  5.29         50,000,000              49,904,668
    09-14-06                  5.31         20,000,000              19,958,777
Fairway Finance
    09-13-06                  5.27         30,000,000(k)           29,943,016
Park Sienna LLC
    09-20-06                  5.33         20,000,000(k)           19,941,000
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $199,243,644)                                          $   199,214,381
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,202,439,169)(s)                                     $ 3,174,658,658
=============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2006, the value of foreign securities represented 2.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $127,759,051 or 4.4% of net assets.

(e) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $274,555,239.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Aug. 31, 2006, security was partially or fully on loan. See Note 5 to the financial statements.


------------------------------------------------------------------------------

26   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(h) Cash collateral received from security lending activity is invested in short-term securities and represents 1.4% of net assets. See Note 5 to the financial statements. 5.5% of net assets is the Fund's cash equivalent position.

(i) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2006, is as follows:

                                       ACQUISITION
      SECURITY                            DATES                           COST
      ------------------------------------------------------------------------
      United Artists Theatre Circuit
         9.30% 2015                    02-23-96 thru 08-12-96     $  6,530,267
      Wayland Investment LLC                  05-19-00               2,150,783

(j) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                          $ 36,900,000
      U.S. Treasury Note, Dec. 2006, 5-year                         26,700,000
      U.S. Treasury Note, Dec. 2006, 10-year                       136,500,000

      SALE CONTRACTS
      U.S. Treasury Note, Dec. 2006, 2-year                         66,600,000

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $49,884,016 or 1.7% of net assets.

(l) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2006.

(m) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(n) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      MBIA -- MBIA Insurance Corporation

(o) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2006:

                               PRINCIPAL     SETTLEMENT    PROCEEDS
      SECURITY                   AMOUNT         DATE      RECEIVABLE       VALUE
      -----------------------------------------------------------------------------
      Federal Natl Mtge Assn
         09-01-21 5.00%        $15,650,000    09-18-06    $15,190,281   $15,322,320
         09-01-36 5.00          28,000,000    09-13-06     26,565,000    26,818,736


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   27

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(p) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(q) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Aug. 31, 2006.

(r) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(s) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $3,213,698,280 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 12,629,719
      Unrealized depreciation                                      (51,669,341)
      -------------------------------------------------------------------------
      Net unrealized depreciation                                 $(39,039,622)
      -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

28   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AUG. 31, 2006

ASSETS
Investments in securities, at value (Note 1)* (identified cost $3,202,439,169)                $ 3,174,658,658
Cash in bank on demand deposit                                                                        314,785
Foreign currency holdings (identified cost $2,064,039) (Note 1)                                     2,087,460
Capital shares receivable                                                                             374,162
Accrued interest receivable                                                                        20,327,149
Receivable for investment securities sold                                                         169,876,994
Unrealized appreciation on swap transactions, at value (Note 7)                                       317,799
--------------------------------------------------------------------------------------------------------------
Total assets                                                                                    3,367,957,007
--------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                                                   1,116,326
Capital shares payable                                                                                350,195
Payable for investment securities purchased                                                       127,938,454
Payable for securities purchased on a forward-commitment basis (Note 1)                           274,555,239
Payable upon return of securities loaned (Note 5)                                                  39,957,500
Accrued investment management services fee                                                             35,972
Accrued distribution fee                                                                              575,801
Accrued service fee                                                                                       473
Accrued transfer agency fee                                                                            11,882
Accrued administrative services fee                                                                     4,938
Other accrued expenses                                                                                501,489
Forward sale commitments, at value (proceeds receivable $41,755,281) (Note1)                       42,141,056
--------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                 487,189,325
--------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                            $ 2,880,767,682
==============================================================================================================


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   29

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                      $     6,038,385
Additional paid-in capital                                                                      3,088,318,125
Undistributed net investment income                                                                 4,503,837
Accumulated net realized gain (loss) (Note 10)                                                   (190,801,857)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies (Note 6)                    (27,290,808)
--------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                      $ 2,880,767,682
==============================================================================================================
Net assets applicable to outstanding shares:        Class A                                   $ 2,013,110,199
                                                    Class B                                   $   401,897,200
                                                    Class C                                   $    17,292,094
                                                    Class I                                   $   275,800,310
                                                    Class Y                                   $   172,667,879
Net asset value per share of outstanding capital
   stock:                                           Class A shares              422,021,713   $          4.77
                                                    Class B shares               84,250,141   $          4.77
                                                    Class C shares                3,624,635   $          4.77
                                                    Class I shares               57,740,014   $          4.78
                                                    Class Y shares               36,202,020   $          4.77
--------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 5)                                              $    39,336,180
--------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

30   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

STATEMENT OF OPERATIONS

YEAR ENDED AUG. 31, 2006
INVESTMENT INCOME
Income:
Interest                                                                                        $ 128,996,423
Fee income from securities lending (Note 5)                                                           220,256
--------------------------------------------------------------------------------------------------------------
Total income                                                                                      129,216,679
--------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                                 12,388,294
Distribution fee
   Class A                                                                                          4,646,930
   Class B                                                                                          4,653,803
   Class C                                                                                            176,643
Transfer agency fee                                                                                 3,835,450
Incremental transfer agency fee
   Class A                                                                                            247,680
   Class B                                                                                            129,070
   Class C                                                                                              5,550
Service fee -- Class Y                                                                                157,691
Administrative services fees and expenses                                                           1,698,244
Compensation of board members                                                                          22,580
Custodian fees                                                                                        199,790
Printing and postage                                                                                  348,350
Registration fees                                                                                     137,695
Audit fees                                                                                             45,000
Other                                                                                                  57,864
--------------------------------------------------------------------------------------------------------------
Total expenses                                                                                     28,750,634
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)                (2,443,090)
--------------------------------------------------------------------------------------------------------------
                                                                                                   26,307,544
   Earnings and bank fee credits on cash balances (Note 2)                                           (238,238)
--------------------------------------------------------------------------------------------------------------
Total net expenses                                                                                 26,069,306
--------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                   103,147,373
--------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                 (43,573,476)
   Foreign currency transactions                                                                     (286,744)
   Futures contracts                                                                                4,479,668
   Payment from affiliate (Note 2)                                                                    425,963
   Swap transactions                                                                                 (196,530)
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                           (39,151,119)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                             (17,503,759)
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                             (56,654,878)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                 $  46,492,495
==============================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   31

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED AUG. 31,                                                     2006              2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $   103,147,373    $    91,755,329
Net realized gain (loss) on investments                               (39,151,119)        28,923,177
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                              (17,503,759)       (14,927,428)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        46,492,495        105,751,078
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                         (76,604,597)       (70,478,732)
      Class B                                                         (15,585,869)       (17,993,962)
      Class C                                                            (591,217)          (605,297)
      Class I                                                          (4,560,444)              (421)
      Class Y                                                          (6,737,531)        (8,081,878)
-----------------------------------------------------------------------------------------------------
Total distributions                                                  (104,079,658)       (97,160,290)
-----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                            316,729,749        259,770,664
   Class B shares                                                      79,990,744         84,427,800
   Class C shares                                                       3,579,299          4,052,182
   Class I shares                                                     109,101,564                 --
   Class Y shares                                                      19,247,047         41,037,278
Fund merger (Note 9)
   Class A shares                                                     482,178,674                N/A
   Class B shares                                                      84,180,791                N/A
   Class C shares                                                       3,014,375                N/A
   Class I shares                                                     161,023,234                N/A
   Class Y shares                                                      43,644,789                N/A
Reinvestment of distributions at net asset value
   Class A shares                                                      60,868,805         56,221,455
   Class B shares                                                      13,634,050         15,935,666
   Class C shares                                                         518,063            543,915
   Class I shares                                                       4,443,417                 --
   Class Y shares                                                       6,613,878          6,719,948
Payments for redemptions
   Class A shares                                                    (578,402,371)      (480,335,355)
   Class B shares (Note 2)                                           (247,147,060)      (245,851,411)
   Class C shares (Note 2)                                             (7,432,273)        (7,443,384)
   Class I shares                                                      (1,248,255)                --
   Class Y shares                                                     (95,308,639)       (49,568,951)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                       459,229,881       (314,490,193)
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               401,642,718       (305,899,405)
Net assets at beginning of year                                     2,479,124,964      2,785,024,369
-----------------------------------------------------------------------------------------------------
Net assets at end of year                                         $ 2,880,767,682    $ 2,479,124,964
=====================================================================================================
Undistributed net investment income                               $     4,503,837    $     5,270,078
-----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

32   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Diversified Income Series, Inc. (formerly RiverSource Fixed Income Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Diversified Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in bonds and other debt securities including securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Aug. 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represents 9.57% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   33

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Aug. 31, 2006, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Aug. 31, 2006 was $7,405,517 representing 0.26% of net assets. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Aug. 31, 2006, the Fund has entered into outstanding when-issued securities of $262,504,597 and other forward-commitments of $12,050,642.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio


------------------------------------------------------------------------------

34   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT
securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Aug. 31, 2006, foreign currency holdings consisted of European monetary units and British pounds.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   35

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

CMBS TOTAL RETURN SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).


------------------------------------------------------------------------------

36   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Funds.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $189,392 and accumulated net realized loss has been increased by $96,262 resulting in a net reclassification adjustment to decrease paid-in capital by $93,130.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   37

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED AUG. 31,                                   2006           2005
------------------------------------------------------------------------------
CLASS A
Distributions paid from:
   Ordinary income ................................$76,604,597   $  70,478,732
   Long-term capital gain ..................................--              --

CLASS B
Distributions paid from:
   Ordinary income .................................15,585,869      17,993,962
   Long-term capital gain ..................................--              --

CLASS C
Distributions paid from:
   Ordinary income ....................................591,217         605,297
   Long-term capital gain ..................................--              --

CLASS I
Distributions paid from:
   Ordinary income ..................................4,560,444             421
   Long-term capital gain ..................................--              --

CLASS Y
Distributions paid from:
   Ordinary income ..................................6,737,531       8,081,878
   Long-term capital gain ..................................--              --

At Aug. 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income ...................................$   4,695,807
Accumulated long-term gain (loss) ...............................$(175,789,584)
Unrealized appreciation (depreciation) ..........................$ (41,378,725)

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.


------------------------------------------------------------------------------

38   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% annually as the Fund's assets increase. Prior to March 1, 2006, the fee percentage of the Fund's average daily net assets declined from 0.52% to 0.395% annually as the Fund's assets increased.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.05% to 0.025% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   39

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

o     Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $2,083,362 for Class A, $670,839 for Class B and $3,787 for Class C for the year ended Aug. 31, 2006.

For the year ended Aug. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.89% for Class A, 1.65% for Class B, 1.66% for Class C, 0.54% for Class I and 0.73% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $1,609,229, $435,882, $15,500 and $111,791, respectively and the management fees waived at the Fund level were $270,688. Under this agreement, which was effective until Feb. 28, 2006, net expenses would not exceed 0.89% for Class A, 1.65% for Class B, 1.66% for Class C, 0.59% for Class I and 0.73% for Class Y of the Fund's average daily net assets. Effective as of March 1, 2006, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.89% for Class A, 1.65% for Class B, 1.66% for Class C, 0.54% for Class I and 0.73% for Class Y of the Fund's average daily net assets.


------------------------------------------------------------------------------

40   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

During the year ended Aug. 31, 2006, the Fund's custodian and transfer agency fees were reduced by $238,238 as a result of earnings and bank fee credits from overnight cash balances.

In addition, the Fund received a one time payment of $425,963 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net assets value and total return.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $7,958,085,517 (including $810,371,102 from RiverSource Selective Fund that was acquired in the fund merger as described in Note 9) and $7,255,564,966, respectively, for the year ended Aug. 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                           YEAR ENDED AUG. 31, 2006
                                        CLASS A        CLASS B       CLASS C      CLASS I      CLASS Y
---------------------------------------------------------------------------------------------------------
Sold                                    66,603,100    16,761,356      749,835   23,207,815     4,039,333
Fund merger                            101,470,543    17,711,859      633,369   33,851,639     9,182,696
Issued for reinvested distributions     12,810,045     2,867,046      108,893      941,851     1,392,410
Redeemed                              (121,661,365)  (52,093,450)  (1,561,227)    (263,328)  (19,763,678)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                 59,222,323   (14,753,189)     (69,130)  57,737,977    (5,149,239)
---------------------------------------------------------------------------------------------------------

                                                           YEAR ENDED AUG. 31, 2005
                                        CLASS A        CLASS B       CLASS C      CLASS I      CLASS Y
---------------------------------------------------------------------------------------------------------
Sold                                    53,307,133    17,309,061      829,459           --     8,423,475
Issued for reinvested distributions     11,524,807     3,264,247      111,266           --     1,376,611
Redeemed                               (98,492,883)  (50,438,583)  (1,524,135)          --   (10,161,026)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                (33,660,943)  (29,865,275)    (583,410)          --      (360,940)
---------------------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At Aug. 31, 2006, securities valued at $39,336,180 were on loan to brokers. For collateral, the Fund received $39,957,500 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $220,256 for the year ended Aug. 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   41

6. INTEREST RATE FUTURES CONTRACTS

At Aug. 31, 2006, investments in securities included securities valued at $1,605,297 that were pledged as collateral to cover initial margin deposits on 2,001 open purchase contracts and 333 open sale contracts. The notional market value of the open purchase contracts at Aug. 31, 2006 was $215,613,142 with a net unrealized gain of $665,336. The notional market value of the open sale contracts at Aug. 31, 2006 was $68,046,469 with a net unrealized loss of $131,079. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. SWAP CONTRACTS

At Aug. 31, 2006, the Fund had the following open CBMS total return swap contracts:

                                                                    UNREALIZED
                                       TERMINATION    NOTIONAL     APPRECIATION
                                           DATE        AMOUNT     (DEPRECIATION)
--------------------------------------------------------------------------------
Receive total return on Lehman
Brothers Aaa 8.5+ Commercial
Mortgage-Backed Securities Index and
pay a floating rate based on 1-month
LIBOR less 0.33%.
Counterparty: Citigroup               Sept. 1, 2006  $18,175,000     $317,799
--------------------------------------------------------------------------------

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended Aug. 31, 2006.


------------------------------------------------------------------------------

42   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

9. FUND MERGER

At the close of business on March 10, 2006, RiverSource Diversified Bond Fund acquired the assets and assumed the identified liabilities of RiverSource Selective Fund. The reorganization was completed after shareholders approved the plan on Feb. 15, 2006.

The aggregate net assets of RiverSource Diversified Bond Fund immediately before the acquisition were $2,230,540,317 and the combined net assets immediately after the acquisition were $3,004,582,180.

The merger was accomplished by a tax-free exchange of 91,783,512 shares of RiverSource Selective Fund valued at $774,041,863.

In exchange for the RiverSource Selective Fund shares and net assets, RiverSource Diversified Bond Fund issued the following number of shares:

                                                                       SHARES
--------------------------------------------------------------------------------
Class A                                                              101,470,543
--------------------------------------------------------------------------------
Class B                                                               17,711,859
--------------------------------------------------------------------------------
Class C                                                                  633,369
--------------------------------------------------------------------------------
Class I                                                               33,851,639
--------------------------------------------------------------------------------
Class Y                                                                9,182,696
--------------------------------------------------------------------------------

RiverSource Selective Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows, which include the following amounts of capital stock, unrealized depreciation, accumulated net realized loss and undistributed net income.

                                                                        ACCUMULATED    TEMPORARY
                              TOTAL NET     CAPITAL      UNREALIZED    NET REALIZED   BOOK-TO-TAX
                               ASSETS        STOCK      DEPRECIATION       LOSS       DIFFERENCES
-------------------------------------------------------------------------------------------------
RiverSource Selective Fund  $774,041,863  $826,804,340  $(18,618,938)  $(34,129,421)   $(14,118)

10. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $175,789,584 at Aug. 31, 2006, that if not offset by capital gains will expire as follows:

           2009            2010           2012         2014             2015
--------------------------------------------------------------------------------
        $78,698,873      $49,658,521   $5,227,159    $12,836,807     $29,368,224
--------------------------------------------------------------------------------

RiverSource Diversified Bond Fund acquired $31,763,053 of capital loss carry-overs in connection with the RiverSource Selective Fund merger (Note 9). In addition to the acquired capital loss carry-overs, the Fund also acquired unrealized capital gains as a result of the mergers. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   43

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


------------------------------------------------------------------------------

44   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   45

12. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

-----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                            2006        2005        2004        2003       2002
Net asset value, beginning of period                 $  4.89     $  4.87     $  4.78     $  4.75    $  4.86
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .19         .18         .18         .20        .25
Net gains (losses) (both realized and unrealized)       (.11)        .03         .08         .03       (.10)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                         .08         .21         .26         .23        .15
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.20)       (.19)       (.17)       (.20)      (.25)
Tax return of capital                                     --          --          --          --       (.01)
-----------------------------------------------------------------------------------------------------------
Total distributions                                     (.20)       (.19)       (.17)       (.20)      (.26)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  4.77     $  4.89     $  4.87     $  4.78    $  4.75
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $ 2,013     $ 1,774     $ 1,933     $ 2,280    $ 2,438
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                                      .89%(c)     .94%(c)     .98%(c)     .97%       .95%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                             4.09%       3.67%       3.55%       4.16%      5.17%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                        281%        300%        279%        256%       169%
-----------------------------------------------------------------------------------------------------------
Total return(d)                                         1.64%       4.38%       5.54%       4.91%      3.13%
-----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.99%, 1.02% and 1.00% for the years ended
      Aug. 31, 2006, 2005 and 2004, respectively.

(d)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

46   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

CLASS B

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                 2006        2005        2004        2003        2002
Net asset value, beginning of period      $  4.89     $  4.88     $  4.78     $  4.75     $  4.86
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .16         .15         .14         .16         .21
Net gains (losses) (both realized and
unrealized)                                  (.12)        .01         .09         .03        (.10)
-------------------------------------------------------------------------------------------------
Total from investment operations              .04         .16         .23         .19         .11
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.16)       (.15)       (.13)       (.16)       (.21)
Tax return of capital                          --          --          --          --        (.01)
-------------------------------------------------------------------------------------------------
Total distributions                          (.16)       (.15)       (.13)       (.16)       (.22)
-------------------------------------------------------------------------------------------------
Net asset value, end of period            $  4.77     $  4.89     $  4.88     $  4.78     $  4.75
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $   402     $   484     $   628     $   902     $ 1,047
-------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                          1.65%(c)    1.70%(c)    1.73%(c)    1.73%       1.71%
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.31%       2.92%       2.78%       3.40%       4.40%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)             281%        300%        279%        256%        169%
-------------------------------------------------------------------------------------------------
Total return(d)                               .88%       3.39%       4.95%       4.12%       2.35%
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.76%, 1.78% and 1.75% for the years ended
      Aug. 31, 2006, 2005 and 2004, respectively.

(d)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   47

CLASS C

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                 2006        2005        2004        2003        2002
Net asset value, beginning of period      $  4.90     $  4.88     $  4.78     $  4.75     $  4.86
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .16         .15         .14         .16         .21
Net gains (losses) (both realized and
unrealized)                                  (.13)        .02         .09         .03        (.10)
-------------------------------------------------------------------------------------------------
Total from investment operations              .03         .17         .23         .19         .11
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.16)       (.15)       (.13)       (.16)       (.21)
Tax return of capital                          --          --          --          --        (.01)
-------------------------------------------------------------------------------------------------
Total distributions                          (.16)       (.15)       (.13)       (.16)       (.22)
-------------------------------------------------------------------------------------------------
Net asset value, end of period            $  4.77     $  4.90     $  4.88     $  4.78     $  4.75
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $    17     $    18     $    21     $    27     $    24
-------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                          1.66%(c)    1.70%(c)    1.73%(c)    1.74%       1.72%
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.31%       2.93%       2.79%       3.34%       4.33%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)             281%        300%        279%        256%        169%
-------------------------------------------------------------------------------------------------
Total return(d)                               .66%       3.60%       4.95%       4.11%       2.35%
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.76%, 1.79% and 1.75% for the years ended
      Aug. 31, 2006, 2005 and 2004, respectively.

(d)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

48   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

CLASS I

-------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------
Fiscal period ended Aug. 31,                 2006        2005        2004(b)
Net asset value, beginning of period      $  4.89     $  4.88     $  4.91
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .21         .20         .11
Net gains (losses) (both realized and
unrealized)                                  (.11)        .02        (.04)
-------------------------------------------------------------------------
Total from investment operations              .10         .22         .07
-------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.21)       (.21)       (.10)
-------------------------------------------------------------------------
Net asset value, end of period            $  4.78     $  4.89     $  4.88
-------------------------------------------------------------------------

-------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------
Net assets, end of period (in millions)   $   276     $    --     $    --
-------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                           .54%(d)     .60%        .59%(e)
-------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  4.59%       4.01%       3.13%(e)
-------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)             281%        300%        279%
-------------------------------------------------------------------------
Total return(f)                              2.19%       4.53%       1.43%(g)
-------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class I would have been 0.55% for the year ended Aug. 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   49

CLASS Y

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                 2006        2005        2004        2003        2002
Net asset value, beginning of period      $  4.89     $  4.88     $  4.78     $  4.75     $  4.86
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .20         .19         .18         .21         .25
Net gains (losses) (both realized and
unrealized)                                  (.12)        .02         .10         .03        (.10)
-------------------------------------------------------------------------------------------------
Total from investment operations              .08         .21         .28         .24         .15
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.20)       (.20)       (.18)       (.21)       (.25)
Tax return of capital                          --          --          --          --        (.01)
-------------------------------------------------------------------------------------------------
Total distributions                          (.20)       (.20)       (.18)       (.21)       (.26)
-------------------------------------------------------------------------------------------------
Net asset value, end of period            $  4.77     $  4.89     $  4.88     $  4.78     $  4.75
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $   173     $   202     $   203     $   268     $   297
-------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                           .73%(c)     .78%(c)     .81%(c)     .81%        .78%
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  4.24%       3.85%       3.70%       4.34%       5.30%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)             281%        300%        279%        256%        169%
-------------------------------------------------------------------------------------------------
Total return(d)                              1.81%       4.34%       5.92%       5.08%       3.29%
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.82%, 0.86% and 0.83% for the years ended
      Aug. 31, 2006, 2005 and 2004, respectively.

(d)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

50   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Diversified Bond Fund (a series of RiverSource Diversified Income Series, Inc.) as of August 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended August 31, 2006, and the financial highlights for each of the years in the five-year period ended August 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Diversified Bond Fund as of August 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

October 20, 2006


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   51

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended Aug. 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- taxable as dividend income:

    Qualified Dividend Income for individuals.............................0.00%
    Dividends Received Deduction for corporations.........................0.00%

PAYABLE DATE                                                         PER SHARE
Sept. 29, 2005.......................................................$ 0.01496
Oct. 27, 2005..........................................................0.01500
Nov. 29, 2005..........................................................0.01500
Dec. 22, 2005..........................................................0.01700
Jan. 26, 2006..........................................................0.01586
Feb. 27, 2006..........................................................0.01822
March 27, 2006.........................................................0.01602
April 26, 2006.........................................................0.01600
May 25, 2006...........................................................0.01600
June 26, 2006..........................................................0.01600
July 26, 2006..........................................................0.01700
Aug. 28, 2006..........................................................0.01800
Total distributions..................................................$ 0.19506


------------------------------------------------------------------------------

52   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

CLASS B

INCOME DISTRIBUTIONS -- taxable as dividend income:

    Qualified Dividend Income for individuals.............................0.00%
    Dividends Received Deduction for corporations.........................0.00%

PAYABLE DATE                                                         PER SHARE
Sept. 29, 2005.......................................................$ 0.01186
Oct. 27, 2005..........................................................0.01230
Nov. 29, 2005..........................................................0.01172
Dec. 22, 2005..........................................................0.01472
Jan. 26, 2006..........................................................0.01235
Feb. 27, 2006..........................................................0.01503
March 27, 2006.........................................................0.01323
April 26, 2006.........................................................0.01305
May 25, 2006...........................................................0.01316
June 26, 2006..........................................................0.01287
July 26, 2006..........................................................0.01401
Aug. 28, 2006..........................................................0.01474
Total distributions..................................................$ 0.15904

CLASS C

INCOME DISTRIBUTIONS -- taxable as dividend income:

    Qualified Dividend Income for individuals.............................0.00%
    Dividends Received Deduction for corporations.........................0.00%

PAYABLE DATE                                                         PER SHARE
Sept. 29, 2005.......................................................$ 0.01188
Oct. 27, 2005..........................................................0.01227
Nov. 29, 2005..........................................................0.01169
Dec. 22, 2005..........................................................0.01471
Jan. 26, 2006..........................................................0.01231
Feb. 27, 2006..........................................................0.01501
March 27, 2006.........................................................0.01321
April 26, 2006.........................................................0.01301
May 25, 2006...........................................................0.01312
June 26, 2006..........................................................0.01283
July 26, 2006..........................................................0.01403
Aug. 28, 2006..........................................................0.01470
Total distributions..................................................$ 0.15877


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   53

CLASS I

INCOME DISTRIBUTIONS -- taxable as dividend income:

    Qualified Dividend Income for individuals.............................0.00%
    Dividends Received Deduction for corporations.........................0.00%

PAYABLE DATE                                                         PER SHARE
Sept. 29, 2005.......................................................$ 0.01637
Oct. 27, 2005..........................................................0.01609
Nov. 29, 2005..........................................................0.01634
Dec. 22, 2005..........................................................0.01805
Jan. 26, 2006..........................................................0.01674
Feb. 27, 2006..........................................................0.01947
March 27, 2006.........................................................0.01734
April 26, 2006.........................................................0.01737
May 25, 2006...........................................................0.01733
June 26, 2006..........................................................0.01747
July 26, 2006..........................................................0.01837
Aug. 28, 2006..........................................................0.01953
Total distributions..................................................$ 0.21047

CLASS Y

INCOME DISTRIBUTIONS -- taxable as dividend income:

    Qualified Dividend Income for individuals.............................0.00%
    Dividends Received Deduction for corporations.........................0.00%

PAYABLE DATE                                                         PER SHARE
Sept. 29, 2005.......................................................$ 0.01563
Oct. 27, 2005..........................................................0.01560
Nov. 29, 2005..........................................................0.01569
Dec. 22, 2005..........................................................0.01748
Jan. 26, 2006..........................................................0.01660
Feb. 27, 2006..........................................................0.01890
March 27, 2006.........................................................0.01661
April 26, 2006.........................................................0.01662
May 25, 2006...........................................................0.01660
June 26, 2006..........................................................0.01666
July 26, 2006..........................................................0.01761
Aug. 28, 2006..........................................................0.01868
Total distributions..................................................$ 0.20268


------------------------------------------------------------------------------

54   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Aug. 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   55

                                   BEGINNING        ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                 MARCH 1, 2006   AUG. 31, 2006   THE PERIOD(a)   EXPENSE RATIO
----------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------
   Actual(b)                         $1,000        $1,017.20         $ 4.53          .89%
----------------------------------------------------------------------------------------------
   Hypothetical                      $1,000        $1,020.72         $ 4.53          .89%
   (5% return before expenses)
----------------------------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------------------------
   Actual(b)                         $1,000        $1,013.30         $ 8.37         1.65%
----------------------------------------------------------------------------------------------
   Hypothetical                      $1,000        $1,016.89         $ 8.39         1.65%
   (5% return before expenses)
----------------------------------------------------------------------------------------------
Class C
----------------------------------------------------------------------------------------------
   Actual(b)                         $1,000        $1,011.10         $ 8.41         1.66%
----------------------------------------------------------------------------------------------
   Hypothetical                      $1,000        $1,016.84         $ 8.44         1.66%
   (5% return before expenses)
----------------------------------------------------------------------------------------------
Class I
----------------------------------------------------------------------------------------------
   Actual(b)                         $1,000        $1,019.00         $ 2.75          .54%
----------------------------------------------------------------------------------------------
   Hypothetical                      $1,000        $1,022.48         $ 2.75          .54%
   (5% return before expenses)
----------------------------------------------------------------------------------------------
Class Y
----------------------------------------------------------------------------------------------
   Actual(b)                         $1,000        $1,018.00         $ 3.71          .73%
----------------------------------------------------------------------------------------------
   Hypothetical                      $1,000        $1,021.53         $ 3.72          .73%
   (5% return before expenses)
----------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Aug. 31, 2006:
      +1.72% for Class A, +1.33% for Class B, +1.11% for Class C, +1.90% for
      Class I and +1.80% for Class Y.


------------------------------------------------------------------------------

56   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND       PRINCIPAL OCCUPATION           OTHER
AGE                     LENGTH OF SERVICE   DURING PAST FIVE YEARS         DIRECTORSHIPS
-----------------------------------------------------------------------------------------------
Kathleen Blatz          Board member        Chief Justice, Minnesota
901 S. Marquette Ave.   since 2006          Supreme Court, 1998-2005
Minneapolis, MN 55402
Age 52
-----------------------------------------------------------------------------------------------
Arne H. Carlson         Board member        Chair, Board Services
901 S. Marquette Ave.   since 1999          Corporation (provides
Minneapolis, MN 55402                       administrative services
Age 71                                      to boards); former Governor
                                            of Minnesota
-----------------------------------------------------------------------------------------------
Patricia M. Flynn       Board member        Trustee Professor of
901 S. Marquette Ave.   since 2004          Economics and Management,
Minneapolis, MN 55402                       Bentley College; former
Age 55                                      Dean, McCallum Graduate
                                            School of Business, Bentley
                                            College
-----------------------------------------------------------------------------------------------
Anne P. Jones           Board member        Attorney and Consultant
901 S. Marquette Ave.   since 1985
Minneapolis, MN 55402
Age 71
-----------------------------------------------------------------------------------------------
Jeffrey Laikind         Board member        Former Managing Director,      American Progressive
901 S. Marquette Ave.   since 2005          Shikiar Asset Management       Insurance
Minneapolis, MN 55402
Age 71
-----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.   Board member        President Emeritus and         Valmont Industries,
901 S. Marquette Ave.   since 2002          Professor of Economics,        Inc. (manufactures
Minneapolis, MN 55402                       Carleton College               irrigation systems)
Age 67
-----------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   57

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND       PRINCIPAL OCCUPATION          OTHER
AGE                      LENGTH OF SERVICE   DURING PAST FIVE YEARS        DIRECTORSHIPS
-----------------------------------------------------------------------------------------------
Catherine James Paglia   Board member        Director, Enterprise Asset    Strategic
901 S. Marquette Ave.    since 2004          Management, Inc. (private     Distribution,Inc.
Minneapolis, MN 55402                        real estate and asset         (transportation,
Age 54                                       management company)           distribution and
                                                                           logistics
                                                                           consultants)
-----------------------------------------------------------------------------------------------
Vikki L. Pryor           Board member        President and Chief
901 S. Marquette Ave.    since 2006          Executive Officer, SBLI
Minneapolis, MN 55402                        USA Mutual Life Insurance
Age 53                                       Company, Inc. since 1999
-----------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member        Chief Executive Officer,      Hybridon, Inc.
901 S. Marquette Ave.    since 2002          RiboNovix, Inc. since 2003    (biotechnology);
Minneapolis, MN 55402                        (biotechnology); former       American Healthways,
Age 62                                       President, Forester           Inc. (health
                                             Biotech                       management programs)
-----------------------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND       PRINCIPAL OCCUPATION          OTHER
AGE                     LENGTH OF SERVICE   DURING PAST FIVE YEARS        DIRECTORSHIPS
----------------------------------------------------------------------------------------------
William F. Truscott**   Board member        President, Ameriprise
53600 Ameriprise        since 2001,         Certificate Company since
Financial Center        Vice President      2006; President - U.S.
Minneapolis, MN 55474   since 2002,         Asset Management and Chief
Age 46                  Acting President    Investment Officer,
                        since 2006          Ameriprise Financial,
                                            Inc. and President,
                                            Chairman of the Board and
                                            Chief Investment Officer,
                                            RiverSource Investments,
                                            LLC since 2005; Senior
                                            Vice President - Chief
                                            Investment Officer,
                                            Ameriprise Financial, Inc.
                                            and Chairman of the Board
                                            and Chief Investment
                                            Officer, RiverSource
                                            Investments, LLC, 2001-2005
----------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

** Paula R. Meyer resigned her position as President for the RiverSource funds. Mr. Truscott has been appointed Acting President and will be assuming the responsibilities of President until a permanent replacement for Ms. Meyer is found.


------------------------------------------------------------------------------

58   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President and Acting President, the Fund's other officers are:

FUND OFFICERS

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND      PRINCIPAL OCCUPATION
AGE                     LENGTH OF SERVICE  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------
Jeffrey P. Fox          Treasurer          Vice President - Investment Accounting,
105 Ameriprise          since 2002         Ameriprise Financial, Inc.,
Financial Center                           since 2002; Vice President - Finance,
Minneapolis, MN 55474                      American Express Company, 2000-2002
Age 51
--------------------------------------------------------------------------------------
Michelle M. Keeley      Vice President     Executive Vice President - Equity and Fixed
172 Ameriprise          since 2004         Income, Ameriprise Financial, Inc.
Financial Center                           and RiverSource Investments, LLC
Minneapolis, MN 55474                      since 2006; Vice President - Investments,
Age 42                                     Ameriprise Certificate Company since 2003;
                                           Senior Vice President - Fixed Income,
                                           Ameriprise Financial, Inc., 2002-2006 and
                                           RiverSource Investments, LLC, 2004-2006;
                                           Managing Director, Zurich Global Assets,
                                           2001-2002
--------------------------------------------------------------------------------------
Leslie L. Ogg           Vice President,    President of Board Services Corporation
901 S. Marquette Ave.   General Counsel,
Minneapolis, MN 55402   and Secretary
Age 68                  since 1978
--------------------------------------------------------------------------------------
Edward S. Dryden*       Acting Chief       Chief Compliance Officer, Ameriprise
1875 Ameriprise         Compliance         Certificate Company since 2006; Vice
Financial Center        Officer            President - Asset Management Compliance,
Minneapolis, MN 55474   since 2006         RiverSource Investments, LLC since 2006;
Age 41                                     Chief Compliance Officer - Mason Street
                                           Advisors, LLC, 2002-2006
--------------------------------------------------------------------------------------
Neysa M. Alecu          Anti-Money         Compliance Director and Anti-Money
2934 Ameriprise         Laundering         Laundering Officer, Ameriprise Financial,
Financial Center        Officer            Inc. since 2004; Manager Anti-Money
Minneapolis, MN 55474   since 2004         Laundering, Ameriprise Financial, Inc.,
Age 42                                     2003-2004; Compliance Director and
                                           Bank Secrecy Act Officer, American Express
                                           Centurion Bank, 2000-2003
--------------------------------------------------------------------------------------

*     Beth E. Weimer resigned her position as Chief Compliance Officer for the
      RiverSource funds. Mr. Dryden has been appointed Acting Chief Compliance
      Officer and will be assuming the responsibilities of Chief Compliance
      Officer until a permanent replacement for Ms. Weimer is found.

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT   59

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors/Trustees (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

60   RIVERSOURCE DIVERSIFIED BOND FUND - 2006 ANNUAL REPORT

RIVERSOURCE(SM) DIVERSIFIED BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

RIVERSOURCE [LOGO](SM) This report must be accompanied or preceded by the
     INVESTMENTS       Fund's current prospectus. RiverSource(SM) mutual funds
                       are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members NASD, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.
                                                                S-6495 Z (10/06)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended Aug. 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Diversified Income Series, Inc. were as follows:

                  2006 - $33,700;                       2005 - $43,500

(b) Audit - Related Fees. The fees paid for the years ended Aug. 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Diversified Income Series, Inc. were as follows:

                  2006 - $718;                          2005 - $589

(c) Tax Fees. The fees paid for the years ended Aug. 31, to KPMG LLP for tax compliance related services for RiverSource Diversified Income Series, Inc. were as follows:

                  2006 - $7,279;                        2005 - $2,575

(d) All Other Fees. The fees paid for the years ended Aug. 31, to KPMG LLP for additional professional services rendered in connection to proxy filing for RiverSource Diversified Income Series, Inc. were as follows:

                  2006 - $2,870;                        2005 - $776

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2006 and 2005 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended Aug. 31, by the registrant for non-audit services to KPMG LLP were as follows:

                  2006 - $39,649;                       2005 - $90,351

         The fees paid for the years ended Aug. 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                  2006 - $29,500;                       2005 - $87,000

(h) 100% of the services performed in item (g) above during 2006 and 2005 were pre-approved by the audit committee.


*2005 represents bills paid 9/1/04 - 8/31/05
 2006 represents bills paid 9/1/05 - 8/31/06

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  RiverSource Diversified Income Series, Inc.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          November 3, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          November 3, 2006


By                        /s/ Jeffrey P. Fox
                          -----------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          November 3, 2006